Document and Entity Information	Dec. 21, 2018
Prospectus:
Document Type	497
Document Period End Date	Dec. 21, 2018
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Dec. 21, 2018
Document Effective Date	Dec. 21, 2018
Prospectus Date	May 07, 2018